UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cambrian Capital L.P.

Address:   45 Coolidge Point
           Manchester, MA  01944


Form 13F File Number: 028-12248


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Karen Durante
Title:  Chief Financial Officer
Phone:  978-526-7010

Signature,  Place,  and  Date  of  Signing:

/s/ Karen Durante                  Manchester, MA                     8/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              57

Form 13F Information Table Value Total:  $      658,072
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12250             Ernst H. von Metzsch
----  --------------------  ----------------------------------------------------
2     028-12249             Roland A. von Metzsch
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGNICO EAGLE MINES LTD       COM            008474108    2,845    46,800 SH       DEFINED    1,2         46,800      0    0
ALLIED NEVADA GOLD CORP      COM            019344100    9,641   489,900 SH       DEFINED    1,2        489,900      0    0
ALPHA NATURAL RESOURCES INC  COM            02076X102   26,063   769,500 SH       DEFINED    1,2        769,500      0    0
AMERICAN OIL & GAS INC NEW   COM            028723104    3,105   494,400 SH       DEFINED    1,2        494,400      0    0
ANADARKO PETE CORP           COM            032511107    8,308   230,200 SH       DEFINED    1,2        230,200      0    0
BHP BILLITON LTD             SPONSORED ADR  088606108    9,565   154,300 SH       DEFINED    1,2        154,300      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105   10,595   325,800 SH       DEFINED    1,2        325,800      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101    5,928   125,700 SH       DEFINED    1,2        125,700      0    0
CONSOL ENERGY INC            COM            20854P109    7,008   207,582 SH       DEFINED    1,2        207,582      0    0
CONTINENTAL RESOURCES INC    COM            212015101    6,122   137,200 SH       DEFINED    1,2        137,200      0    0
ETFS PLATINUM TR             SH BEN INT     26922V101    2,579    16,900 SH       DEFINED    1,2         16,900      0    0
EXETER RES CORP              COM            301835104    1,084   172,000 SH       DEFINED    1,2        172,000      0    0
EXXON MOBIL CORP             COM            30231G102   11,985   210,000 SH       DEFINED    1,2        210,000      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   17,853   301,928 SH       DEFINED    1,2        301,928      0    0
FRONTEER GOLD INC            COM            359032109    6,564 1,103,152 SH       DEFINED    1,2      1,103,152      0    0
GOLDCORP INC NEW             COM            380956409   17,212   392,513 SH       DEFINED    1,2        392,513      0    0
GRAN TIERRA ENERGY INC       COM            38500T101   10,054 2,027,075 SH       DEFINED    1,2      2,027,075      0    0
HALLIBURTON CO               COM            406216101   33,113 1,348,800 SH       DEFINED    1,2      1,348,800      0    0
HOUSTON AMERIN ENERGY CORP   COM            44183U100      899    91,149 SH       DEFINED    1,2         91,149      0    0
IMPERIAL OIL LTD             COM            453038408    4,225   116,000 SH       DEFINED    1,2        116,000      0    0
ISHARES SILVER TRUST         ISHARES        46428Q109   14,204   780,000 SH       DEFINED    1,2        780,000      0    0
ISHARES TR INDEX             RUSSELL 2000   464287655   85,561 1,400,000     PUT  DEFINED    1,2      1,400,000      0    0
KEEGAN RES INC               COM            487275109    1,314   247,000 SH       DEFINED    1,2        247,000      0    0
MASSEY ENERGY CORP           COM            576206106    6,003   219,500 SH       DEFINED    1,2        219,500      0    0
MOSAIC CO                    COM            61945A107    1,243    31,900 SH       DEFINED    1,2         31,900      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   23,486   710,178 SH       DEFINED    1,2        710,178      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   40,998   531,400 SH       DEFINED    1,2        531,400      0    0
OCEANEERING INTL INC         COM            675232102    2,425    54,000 SH       DEFINED    1,2         54,000      0    0
PAN AMERICAN SILVER CORP     COM            697900108    3,539   140,000 SH       DEFINED    1,2        140,000      0    0
PATRIOT COAL CORP.           COM            70336T104    2,656   226,000 SH       DEFINED    1,2        226,000      0    0
PEABODY ENERGY CORP          COM            704549104    9,552   244,100 SH       DEFINED    1,2        244,100      0    0
PENGROWTH ENERGY TR          TR UNIT NEW    706902509   16,946 1,850,000 SH       DEFINED    1,2      1,850,000      0    0
PETROHAWK ENERGY CORP        COM            716495106    5,091   300,000     CALL DEFINED    1,2        300,000      0    0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VGG 71654V101   13,123   440,380 SH       DEFINED    1,2        440,380      0    0
PIONEER NAT RES CO           COM            723787107   11,819   198,800 SH       DEFINED    1,2        198,800      0    0
POTASH CORP SASK INC         COM            73755L107    9,374   108,700 SH       DEFINED    1,2        108,700      0    0
PRIDE INTL INC DEL           COM            74153Q102    6,791   304,000 SH       DEFINED    1,2        304,000      0    0
QUICKSILVER RESOURCES INC    COM            74837R104   21,285 1,935,000 SH       DEFINED    1,2      1,935,000      0    0
QUICKSILVER RESOURCES INC    COM            74837R104    9,900   900,000     CALL DEFINED    1,2        900,000      0    0
RANDGOLD RES LTD             ADR            752344309    4,169    44,000 SH       DEFINED    1,2         44,000      0    0
SANDRIDGE ENERGY INC         COM            80007P307    3,498   600,000     CALL DEFINED    1,2        600,000      0    0
SCHLUMBERGER LTD             COM            806857108   34,315   620,067 SH       DEFINED    1,2        620,067      0    0
SILVER WHEATON CORP          COM            828336107   26,194 1,303,200 SH       DEFINED    1,2      1,303,200      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107    3,614    29,700 SH       DEFINED    1,2         29,700      0    0
SPDR SERIES TRUST            S&P METALS MNG 78464A755   14,621   320,000     PUT  DEFINED    1,2        320,000      0    0
SPDR SERIES TRUST            S&P OILGAS EXP 78464A730   17,546   450,000     PUT  DEFINED    1,2        450,000      0    0
STEEL DYNAMICS INC           COM            858119100    4,948   375,100 SH       DEFINED    1,2        375,100      0    0
SUNCOR ENERGY INC NEW        COM            867224107    7,479   254,057 SH       DEFINED    1,2        254,057      0    0
TALISMAN ENERGY INC          COM            87425E103      364    24,000 SH       DEFINED    1,2         24,000      0    0
TENARIS S A                  SPONSORED ADR  88031M109    3,167    91,500 SH       DEFINED    1,2         91,500      0    0
THOMPSON CREEK METALS CO INC COM            884768102    6,250   720,000 SH       DEFINED    1,2        720,000      0    0
UR ENERGY INC                COM            91688R108      915 1,172,500 SH       DEFINED    1,2      1,172,500      0    0
URANERZ ENERGY CORPORATION   COM            91688T104    2,080 2,000,000 SH       DEFINED    1,2      2,000,000      0    0
VALE S.A                     ADR            91912E105    9,406   386,300 SH       DEFINED    1,2        386,300      0    0
VENOCO INC                   COM            92275P307   22,879 1,389,110 SH       DEFINED    1,2      1,389,110      0    0
WEATHERFORD INTERNATIONAL LT REG            H27013103   11,824   899,839 SH       DEFINED    1,2        899,839      0    0
YAMANA GOLD INC              COM            98462Y100    4,750   461,200 SH       DEFINED    1,2        461,200      0    0
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